Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Class A Preferred Stock	Common Stock	Accumulated Deficit
Balance at Dec. 31, 2009	$ (1,004,735)		$ 13,587,403	$ (14,592,138)
Balance, shares at Dec. 31, 2009			4,932,635
Issuance of common stock for services/ Board of Director fees at $1.75 per share	24,500		24,500
Issuance of common stock for services/ Board of Director fees at $1.75 per share, shares			40,000
Issuance of Class A (Series 1) preferred stock for cash:
Net income (loss)	(852,612)			(852,612)
Balance at Dec. 31, 2010	(1,832,847)		13,611,903	(15,444,750)
Balance, shares at Dec. 31, 2010			4,972,635
Issuance of common stock for services/ Board of Director fees at $1.75 per share	128,000		128,000
Issuance of common stock for services/ Board of Director fees at $1.75 per share, shares			72,841
Issuance of common stock for service:
Settlement of liabilities to unrelated parties at $0.68 per share	481,251		481,251
Settlement of liabilities to unrelated parties at $0.68 per share, shares			770,000
Settlement of liabilities to related parties at $0.88 per share	675,000		675,000
Settlement of liabilities to related parties at $0.88 per share, shares			770,000
Consulting related to property acquisition at $6.10 per share	457,500		457,500
Consulting related to property acquisition at $6.10 per share, shares			75,000
Services related to financing transaction at $4.00 per share	12,000		12,000
Services related to financing transaction at $4.00 per share, shares			3,000
Issuance of common stock in exchange for notes payable to:
Officers and directors at $8.00 per share	500,000		500,000
Officers and directors at $8.00 per share, shares			62,500
Others at $1.00 per share	835,000		835,000
Others at $1.00 per share, shares			835,000
Issuance of common stock for cash of $1.00 per share	203,500		203,500
Issuance of common stock for cash of $1.00 per share, shares			203,500
Issuance of Class A (Series 1) preferred stock for cash:
Director for $10,000 per share	1,000,000	1,000,000
Director for $10,000 per share, shares		100
Others at $10,000 per share	4,225,000	4,225,000
Others at $10,000 per share, shares		422.5
Offering costs related to issuance of preferred stock	(201,629)	(201,629)
Net income (loss)	495,266			495,266
Balance at Dec. 31, 2011	6,978,041	5,023,371	16,904,154	(14,949,484)
Balance, shares at Dec. 31, 2011		522.5	7,764,476
Preferred stock dividends declared	(391,875)			(391,875)
Issuance of Class A (Series 1) preferred stock for cash:
Net income (loss)	274,898			274,898
Balance at Mar. 31, 2012	$ 6,861,064	$ 5,023,371	$ 16,904,154	$ (15,066,461)
Balance, shares at Mar. 31, 2012		522.5	7,764,476